Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deposits and other borrowings
Deposits and other borrowings	$ 591,131	$ 563,247	$ 559,285
Australia
Deposits and other borrowings
Deposits and other borrowings	504,531	475,325
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	25,647	26,259
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	48,303	43,341
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	304,761	247,161
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	125,820	158,564
New Zealand
Deposits and other borrowings
Deposits and other borrowings	68,473	60,801
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	2,773	1,058
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	10,711	6,368
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	26,300	22,291
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	28,689	31,084
Other overseas
Deposits and other borrowings
Deposits and other borrowings	18,127	27,121
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	7,258	11,414
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	868	824
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,864	1,610
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	8,137	13,273
Parent Entity
Deposits and other borrowings
Deposits and other borrowings	521,613	501,430
Parent Entity | Australia
Deposits and other borrowings
Deposits and other borrowings	504,531	475,325
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	25,647	26,259
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	48,303	43,341
Parent Entity | Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	304,761	247,161
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	125,820	158,564
Parent Entity | New Zealand
Deposits and other borrowings
Deposits and other borrowings	1
Parent Entity | New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	1
Parent Entity | Other overseas
Deposits and other borrowings
Deposits and other borrowings	17,081	26,105
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	7,258	11,414
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	333	385
Parent Entity | Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	1,559	1,233
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 7,931	$ 13,073